Note 16 - Grant Funding	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Grant Funding [Text Block]
(16)	Grant Funding

In
June 2016,
the Company entered into a grant agreement with Maryland Technology Development Corporation (“TEDCO”). TEDCO was created by the Maryland State Legislature in
1998
to facilitate the transfer and commercialization of technology from Maryland’s research universities and federal labs into the marketplace. TEDCO administers the Maryland Stem Cell Research Fund to promote State funded stem cell research and cures through financial assistance to public and private entities operating within the State. Under the agreement, TEDCO has agreed to provide the Company an amount not
to exceed
$750,000
to be used solely to finance the costs to conduct the research project entitled “Heart Failure Trial” over a period of three
years.

As of
December 31, 2018,
the Company has received approximately
$750,000
under the grant which is accounted for as a reduction to research and development expenses as the related qualifying costs are incurred. Approximately
$105,000
of the qualifying costs had been incurred as of
December 31, 2018.
The remaining
$645,000
was recorded as grant liability on the consolidated balance sheet at
December 31, 2018.
The amount is recorded as a liability as the amounts are refundable, should a default by the Company, as defined in the agreement, occur prior to incurring the qualifying costs.